UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02423
Van Kampen Corporate Bond Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)     (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 8/31
Date of reporting period: 5/31/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Corporate Bond Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Corporate Bonds 95.5%
	Aerospace & Defense 0.3%
$2,210	Boeing Co.	6.000%	03/15/19	$2,362,382

	Airlines 0.2%
1,585	America West Airlines, Inc., Class G (Ambac Assurance Corp.)	7.100	04/02/21	1,220,174

	Automotive 0.7%
3,365	DaimlerChrysler NA Holding Corp.	8.500	01/18/31	3,359,488
2,010	Harley-Davidson Funding Corp. (a)	6.800	06/15/18	1,647,489

				5,006,977

	Banking 18.3%
1,835	American Express Co.	8.125	05/20/19	1,843,753
6,475	Bank of America Corp.	5.650	05/01/18	5,804,177
3,660	Bank of America Corp.	5.750	12/01/17	3,274,349
2,920	Bank of America Corp.	7.625	06/01/19	2,958,532
2,965	Bank of New York Mellon Corp.	4.500	04/01/13	3,003,509
1,430	Bank of New York Mellon Corp.	5.125	08/27/13	1,478,912
25,710	Bank of Scotland (United Kingdom) (a)	5.250	02/21/17	21,338,272
1,210	Barclays Bank PLC (United Kingdom) (a)	6.050	12/04/17	998,439
4,140	Barclays Bank PLC (United Kingdom)	6.750	05/22/19	4,112,084
3,515	BB&T Corp.	6.850	04/30/19	3,542,765
7,390	Citigroup, Inc.	5.875	05/29/37	5,931,244
4,100	Citigroup, Inc.	6.125	05/15/18	3,663,821
4,995	Citigroup, Inc.	8.500	05/22/19	5,180,454

Van Kampen Corporate Bond Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Banking (continued)
$1,690	Credit Suisse First Boston USA, Inc.	5.125%	08/15/15	$1,652,543
18,270	Goldman Sachs Group, Inc.	6.150	04/01/18	17,666,926
4,785	Goldman Sachs Group, Inc.	6.750	10/01/37	4,022,716
3,635	JPMorgan Chase & Co.	4.750	05/01/13	3,740,938
9,805	JPMorgan Chase & Co.	6.000	01/15/18	9,774,918
1,965	JPMorgan Chase & Co.	6.300	04/23/19	1,958,553
1,060	Northern Trust Co.	6.500	08/15/18	1,124,232
1,695	PNC Bank NA	6.000	12/07/17	1,474,857
760	Rabobank Nederland NV (Netherlands) (a)(b)	11.000	06/30/19	760,000
3,980	Sovereign Bancorp, Inc (b)	1.457	03/23/10	3,724,707
2,500	Standard Chartered PLC (United Kingdom) (a)	5.500	11/18/14	2,517,128
1,350	State Street Corp.	4.300	05/30/14	1,348,427
3,395	UBS AG Stamford Branch (Switzerland)	5.875	12/20/17	3,086,564
4,500	US Bancorp	4.200	05/15/14	4,485,528
4,000	Wells Fargo & Co.	5.000	11/15/14	3,866,912
8,559	Wells Fargo & Co.	5.625	12/11/17	8,159,663
3,796	Wells Fargo Bank NA	4.750	02/09/15	3,273,382

				135,768,305

	Brokerage 3.7%
3,080	Bear Stearns Co., Inc.	5.550	01/22/17	2,842,390
1,980	Bear Stearns Co., Inc.	6.400	10/02/17	1,942,928
2,535	Bear Stearns Co., Inc.	7.250	02/01/18	2,617,616
1,905	Credit Suisse NY (Switzerland)	5.000	05/15/13	1,897,289
3,600	Credit Suisse NY (Switzerland)	5.500	05/01/14	3,639,874
1,655	Credit Suisse NY (Switzerland)	6.000	02/15/18	1,540,639
980	Merrill Lynch & Co., Inc.	5.450	02/05/13	914,236
10,650	Merrill Lynch & Co., Inc.	6.875	04/25/18	9,899,782

Van Kampen Corporate Bond Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Brokerage (continued)
$2,720	Merrill Lynch & Co., Inc.	7.750%	05/14/38	$2,408,209

				27,702,963

	Building Materials 0.4%
2,245	CRH America, Inc.	6.000	09/30/16	1,888,557
1,395	CRH America, Inc.	8.125	07/15/18	1,308,036

				3,196,593

	Chemicals 0.6%
2,140	E.I. Du Pont de Nemours & Co.	6.000	07/15/18	2,279,693
1,850	Potash Corp. of Saskatchewan, Inc. (Canada)	6.500	05/15/19	1,963,738

				4,243,431

	Construction Machinery 0.6%
1,380	Caterpillar Financial Services Corp.	4.900	08/15/13	1,371,270
1,030	Caterpillar, Inc.	7.900	12/15/18	1,158,926
2,025	John Deere Capital Corp.	5.750	09/10/18	2,040,003

				4,570,199

	Consumer Products 0.7%
2,915	Philips Electronics NV (Netherlands)	5.750	03/11/18	2,934,257
565	Procter & Gamble Co.	5.550	03/05/37	557,465
1,360	Whirlpool Corp.	8.600	05/01/14	1,375,849

				4,867,571

	Diversified Manufacturing 2.0%
3,775	Brookfield Asset Management, Inc. (Canada)	5.800	04/25/17	3,114,945
2,230	Cooper Industries, Inc.	5.250	11/15/12	2,340,737
1,345	Emerson Electric Co.	4.875	10/15/19	1,342,757
190	Emerson Electric Co.	5.000	04/15/19	190,798
3,960	General Electric Co.	5.250	12/06/17	3,928,997
1,105	Honeywell International, Inc.	5.300	03/01/18	1,140,407

Van Kampen Corporate Bond Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Diversified Manufacturing (continued)
$860	Honeywell International, Inc.	5.700%	03/15/37	$830,298
1,735	ITT Corp.	6.125	05/01/19	1,777,603

				14,666,542

	Electric 8.2%
1,518	Carolina Power & Light Co.	5.150	04/01/15	1,560,783
1,405	CMS Energy Corp.	6.300	02/01/12	1,340,107
570	Consumers Energy Co.	5.800	09/15/35	490,845
1,520	Dominion Resources, Inc.	7.000	06/15/38	1,547,162
1,945	DTE Energy Co.	7.625	05/15/14	2,011,140
3,150	Electricite de France SA (France) (a)	6.950	01/26/39	3,465,158
3,755	Enel Finance International SA (Luxembourg) (a)	6.250	09/15/17	3,780,572
3,515	E.ON International Finance BV (Netherlands) (a)	5.800	04/30/18	3,553,261
4,015	Exelon Corp.	6.750	05/01/11	4,185,332
830	Florida Power Corp.	5.800	09/15/17	886,579
2,900	FPL Group Capital, Inc.	6.000	03/01/19	3,020,843
2,655	Georgia Power Co.	5.950	02/01/39	2,689,303
560	Indianapolis Power & Light Co. (a)	6.300	07/01/13	562,894
2,460	NiSource Finance Corp.	6.800	01/15/19	2,207,789
4,085	Ohio Edison Co.	6.400	07/15/16	4,017,945
4,600	Ohio Power Co., Ser K	6.000	06/01/16	4,550,458
2,495	Pacific Gas & Electric Co.	5.625	11/30/17	2,596,212
555	Pacific Gas & Electric Co.	6.250	03/01/39	573,526
2,545	PPL Energy Supply LLC	6.500	05/01/18	2,454,627
790	Progress Energy Carolina	5.300	01/15/19	811,396
1,330	Progress Energy, Inc.	7.050	03/15/19	1,427,774
1,165	Public Service Co. of Colorado	6.500	08/01/38	1,269,023

Van Kampen Corporate Bond Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Electric (continued)
$615	Public Service Co. of Colorado, Ser 17	6.250%	09/01/37	$648,118
2,045	Public Service Electric & Gas Co., Ser B	5.125	09/01/12	2,126,667
1,590	Southwestern Public Service Co., Ser G	8.750	12/01/18	1,817,225
2,185	Union Electric Co.	6.400	06/15/17	2,192,822
3,555	Virginia Electric & Power Co.	8.875	11/15/38	4,652,215

				60,439,776

	Entertainment 1.1%
4,585	Time Warner, Inc.	5.875	11/15/16	4,432,870
4,015	Time Warner, Inc.	7.700	05/01/32	3,690,146

				8,123,016

	Food/Beverage 4.3%
1,050	Anheuser-Busch Cos, Inc.	5.500	01/15/18	991,717
1,730	Anheuser-Busch InBev Worldwide, Inc. (a)	5.375	11/15/14	1,737,768
1,045	Anheuser-Busch InBev Worldwide, Inc. (a)	7.200	01/15/14	1,121,970
280	Anheuser-Busch InBev Worldwide, Inc. (a)	8.200	01/15/39	299,465
1,790	Bacardi Ltd. (Bermuda) (a)	8.200	04/01/19	1,895,896
2,425	ConAgra Foods, Inc.	7.000	10/01/28	2,385,630
2,340	ConAgra Foods, Inc.	8.250	09/15/30	2,584,654
1,140	Diageo Capital PLC (United Kingdom)	5.875	09/30/36	1,088,252
3,490	Diageo Capital PLC (United Kingdom)	7.375	01/15/14	3,882,531
2,440	Dr. Pepper Snapple Group, Inc.	6.820	05/01/18	2,460,023
2,000	FBG Finance Ltd. (Australia) (a)	5.125	06/15/15	1,769,046
1,740	General Mills, Inc.	5.250	08/15/13	1,814,672

Van Kampen Corporate Bond Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Food/Beverage (continued)
$2,400	General Mills, Inc.	5.650%	02/15/19	$2,460,065
1,595	Kraft Foods, Inc.	5.625	11/01/11	1,696,912
1,710	Kraft Foods, Inc.	6.125	02/01/18	1,747,842
955	Kraft Foods, Inc.	6.125	08/23/18	977,168
1,030	Kraft Foods, Inc.	6.875	02/01/38	1,045,443
1,790	Kraft Foods, Inc.	6.875	01/26/39	1,817,149

				31,776,203

	Health Care 1.2%
2,485	Fisher Scientific International, Inc.	6.125	07/01/15	2,488,118
3,695	Medco Health Solutions, Inc.	7.125	03/15/18	3,689,672
3,100	UnitedHealth Group, Inc.	6.000	02/15/18	2,901,104

				9,078,894

	Health Insurance 0.1%
625	Aetna, Inc.	6.500	09/15/18	604,549

	Home Construction 0.1%
660	Pulte Homes, Inc.	6.375	05/15/33	415,800

	Independent Energy 2.4%
3,210	Apache Corp.	6.900	09/15/18	3,596,173
2,795	Devon Financing Corp. ULC (Canada)	7.875	09/30/31	3,125,008
1,010	Gaz Capital SA (Luxembourg) (a)	6.510	03/07/22	760,025
1,115	Newfield Exploration Co.	7.125	05/15/18	1,009,075
1,225	Plains Exploration & Production Co.	7.625	06/01/18	1,087,187
3,750	Questar Market Resources, Inc.	6.800	04/01/18	3,244,976
2,840	XTO Energy, Inc.	5.500	06/15/18	2,791,425
2,185	XTO Energy, Inc.	6.500	12/15/18	2,296,562

				17,910,431

Van Kampen Corporate Bond Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Integrated Energy 2.7%
$1,990	Chesapeake Energy Corp.	7.625%	07/15/13	$1,870,600
9,305	ConocoPhillips	6.500	02/01/39	9,648,364
3,450	EnCana Corp. (Canada)	6.500	02/01/38	3,234,617
2,400	Marathon Oil Corp.	5.900	03/15/18	2,298,223
724	Marathon Oil Corp.	6.000	10/01/17	710,522
3,470	Petro-Canada (Canada)	5.350	07/15/33	2,367,761

				20,130,087

	Life Insurance 2.5%
2,005	Aflac, Inc.	8.500	05/15/19	2,079,879
1,295	American International Group, Inc. (a)	8.250	08/15/18	617,799
2,065	MetLife, Inc.	7.717	02/15/19	2,198,333
2,235	MetLife, Inc., Ser A	6.817	08/15/18	2,253,204
920	Nationwide Financial Services, Inc.	6.250	11/15/11	866,513
3,495	Platinum Underwriters Finance, Inc., Ser B	7.500	06/01/17	2,749,670
3,120	Principal Financial Group, Inc.	8.875	05/15/19	3,089,677
1,420	Prudential Financial, Inc.	6.625	12/01/37	1,225,237
3,480	Xlliac Global Funding (a)	4.800	08/10/10	3,229,816

				18,310,128

	Managed Health Care 0.1%
710	WellPoint, Inc.	7.000	02/15/19	728,206

	Media-Cable 3.2%
1,510	Comcast Cable Communications, Inc.	7.125	06/15/13	1,625,690
2,735	Comcast Corp.	5.700	05/15/18	2,717,523
1,045	Comcast Corp.	6.450	03/15/37	986,198
4,425	Comcast Corp.	6.500	01/15/15	4,583,738
1,510	COX Communications, Inc. (a)	8.375	03/01/39	1,590,453

Van Kampen Corporate Bond Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Media-Cable (continued)
$670	DirecTV Holdings LLC	6.375%	06/15/15	$613,050
2,940	DirecTV Holdings LLC	7.625	05/15/16	2,859,150
5,680	Time Warner Cable, Inc.	6.750	07/01/18	5,877,266
1,270	Time Warner Cable, Inc.	8.250	04/01/19	1,425,258
1,410	Time Warner Cable, Inc.	8.750	02/14/19	1,619,780

				23,898,106

	Media-Noncable 1.8%
2,460	CBS Corp.	8.875	05/15/19	2,448,549
2,062	Grupo Televisa SA (Mexico)	6.000	05/15/18	1,987,318
1,055	News America, Inc.	6.400	12/15/35	874,761
2,450	News America, Inc.	6.650	11/15/37	2,079,607
700	Thomson Reuters Corp. (Canada)	6.500	07/15/18	697,939
225	Time Warner, Inc.	6.500	11/15/36	183,332
2,150	Viacom, Inc.	6.875	04/30/36	1,830,725
3,805	Vivendi (France) (a)	6.625	04/04/18	3,566,080

				13,668,311

	Metals 1.6%
1,300	Alcoa, Inc.	6.750	07/15/18	1,124,480
3,605	ArcelorMittal (Luxembourg)	6.125	06/01/18	3,067,639
3,535	ArcelorMittal (Luxembourg)	9.850	06/01/19	3,636,154
2,760	Rio Tinto Finance USA Ltd. (Australia)	6.500	07/15/18	2,722,158
1,525	Vale Overseas Ltd. (Cayman Islands)	6.875	11/21/36	1,382,354

				11,932,785

	Natural Gas Pipelines 1.0%
1,355	CenterPoint Energy Resources Corp.	6.250	02/01/37	898,100
970	CenterPoint Energy Resources Corp.	7.875	04/01/13	1,019,344

Van Kampen Corporate Bond Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Natural Gas Pipelines (continued)
$847	Colorado Interstate Gas Co.	6.800%	11/15/15	$857,021
2,620	Kinder Morgan Finance Co. (Canada)	5.700	01/05/16	2,253,200
2,700	Texas Eastern Transmission LP	7.000	07/15/32	2,667,746

				7,695,411

	Noncaptive-Consumer Finance 6.3%
5,480	American Express Credit Corp., Ser C	7.300	08/20/13	5,552,358
4,310	American General Finance Corp.	4.625	09/01/10	3,231,660
24,295	General Electric Capital Corp.	5.625	05/01/18	23,242,856
3,975	HSBC Finance Corp.	5.500	01/19/16	3,637,149
2,150	HSBC Finance Corp.	6.375	10/15/11	2,176,142
6,125	HSBC Finance Corp.	6.750	05/15/11	6,361,204
2,715	SLM Corp.	4.000	01/15/10	2,606,780

				46,808,149

	Noncaptive-Diversified Finance 1.5%
2,035	Capital One Financial Corp.	6.750	09/15/17	1,930,419
315	Capital One Financial Corp.	7.375	05/23/14	324,894
4,195	CIT Group, Inc.	5.650	02/13/17	2,778,839
1,595	General Electric Capital Corp.	5.875	01/14/38	1,295,255
2,740	General Electric Capital Corp.	6.875	01/10/39	2,526,582
2,555	Nationwide Building Society (United Kingdom) (a)	4.250	02/01/10	2,544,772

				11,400,761

	Oil Field Services 1.0%
2,170	Kinder Morgan Energy Partners LP	5.850	09/15/12	2,255,457
2,815	Transocean, Inc. (Cayman Islands)	6.000	03/15/18	2,825,745
2,450	Weatherford International, Inc.	6.350	06/15/17	2,296,895

Van Kampen Corporate Bond Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oil Field Services (continued)
$200	Weatherford International Ltd. (Switzerland)	6.000%	03/15/18	$178,028

				7,556,125

	Other Utilities 0.4%
3,260	Plains All American Pipeline LP	6.700	05/15/36	2,808,337

	Paper 0.2%
1,385	International Paper Co.	9.375	05/15/19	1,396,363

	Pharmaceuticals 4.5%
1,275	Amgen, Inc.	5.700	02/01/19	1,316,453
2,560	Amgen, Inc.	5.850	06/01/17	2,661,767
1,430	AstraZeneca PLC (United Kingdom)	5.900	09/15/17	1,529,093
1,095	AstraZeneca PLC (United Kingdom)	6.450	09/15/37	1,235,208
2,190	Biogen Idec, Inc.	6.875	03/01/18	2,179,755
1,500	Bristol-Myers Squibb Co.	6.125	05/01/38	1,564,623
5,915	Hospira, Inc. (b)	1.712	03/30/10	5,846,469
700	Hospira, Inc.	6.400	05/15/15	712,321
9,155	Pfizer, Inc.	6.200	03/15/19	9,816,760
3,595	Roche Holdings, Inc. (a)	6.000	03/01/19	3,730,165
1,585	Schering-Plough Corp.	6.000	09/15/17	1,637,860
525	Wyeth	5.450	04/01/17	533,829
460	Wyeth	5.500	02/15/16	476,821

				33,241,124

	Pipelines 1.1%
1,490	DCP Midstream LLC (a)	6.750	09/15/37	1,045,710
1,130	Florida Gas Transmission Co. LLC (a)	7.900	05/15/19	1,177,704
3,590	TransCanada Pipelines Ltd. (Canada)	6.200	10/15/37	3,377,293

Van Kampen Corporate Bond Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pipelines (continued)
$235	Transcontinental Gas Pipe Line Corp.	6.050%	06/15/18	$223,362
1,910	Transcontinental Gas Pipe Line Corp.	8.875	07/15/12	2,104,763

				7,928,832

	Property & Casualty Insurance 3.3%
2,670	Ace INA Holdings, Inc.	5.600	05/15/15	2,580,964
5,800	AIG SunAmerica Global Financing VI (a)	6.300	05/10/11	5,034,522
2,290	Allstate Corp.	7.450	05/16/19	2,396,375
4,220	Berkshire Hathaway Finance Corp.	5.400	05/15/18	4,293,373
3,790	Catlin Insurance Co., Ltd. (Bermuda) (a)(b)	7.249	12/01/49	1,821,167
725	Chubb Corp.	5.750	05/15/18	731,964
3,160	Farmers Exchange Capital (a)	7.050	07/15/28	2,026,969
1,966	Farmers Insurance Exchange Surplus (a)	8.625	05/01/24	1,464,847
2,385	Travelers Cos., Inc.	5.800	05/15/18	2,452,844
1,635	Travelers Cos., Inc.	5.900	06/02/19	1,677,835
3,315	Two-Rock Pass Through Trust (Bermuda) (a)(b)	1.896	02/11/49	10,774

				24,491,634

	Railroads 1.1%
1,605	Canadian National Railway Co. (Canada)	5.550	03/01/19	1,642,202
1,600	Norfolk Southern Corp. (a)	5.750	01/15/16	1,547,947
1,990	Union Pacific Corp.	5.450	01/31/13	2,023,808
2,650	Union Pacific Corp.	6.125	02/15/20	2,637,071
365	Union Pacific Corp.	6.250	05/01/34	334,618

				8,185,646

Van Kampen Corporate Bond Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Refining 0.5%
$1,070	Enterprise Products Operating LLC	6.500%	01/31/19	$1,018,731
2,710	Enterprise Products Operating, LP, Ser B	5.600	10/15/14	2,666,705

				3,685,436

	REITS 0.3%
1,900	Simon Property Group, LP	6.750	05/15/14	1,890,080

	Restaurants 0.6%
835	McDonald’s Corp.	5.000	02/01/19	844,824
890	Yum! Brands, Inc.	6.250	03/15/18	872,560
2,920	Yum! Brands, Inc.	6.875	11/15/37	2,605,244

				4,322,628

	Retail 1.2%
340	CVS Caremark Corp.	5.750	06/01/17	340,106
4,018	CVS Lease Pass-Through Trust (a)	6.036	12/10/28	3,318,117
4,325	Home Depot, Inc.	5.400	03/01/16	4,248,620
760	Target Corp.	6.500	10/15/37	708,494

				8,615,337

	Retailers 1.3%
1,785	Walgreen Co.	5.250	01/15/19	1,834,419
3,405	Wal-Mart Stores, Inc.	4.125	02/01/19	3,279,148
1,570	Wal-Mart Stores, Inc.	5.250	09/01/35	1,435,462
2,882	Wal-Mart Stores, Inc.	5.800	02/15/18	3,107,044
165	Wal-Mart Stores, Inc.	6.500	08/15/37	177,670

				9,833,743

	Supermarkets 0.7%
2,292	Delhaize America, Inc.	9.000	04/15/31	2,525,291
2,590	Kroger Co.	6.400	08/15/17	2,713,214

				5,238,505

Van Kampen Corporate Bond Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Technology 2.8%
$1,955	Cisco Systems, Inc.	5.900%	02/15/39	$1,900,156
1,695	Corning, Inc.	6.625	05/15/19	1,710,859
720	Corning, Inc.	7.250	08/15/36	623,303
1,975	Fiserv, Inc.	6.800	11/20/17	1,913,982
1,660	Hewlett-Packard Co.	5.500	03/01/18	1,718,668
3,000	IBM Corp.	7.625	10/15/18	3,547,233
1,500	IBM Corp.	8.000	10/15/38	1,923,002
2,725	KLA Instruments Corp.	6.900	05/01/18	2,336,497
685	Nokia Corp. (Finland)	5.375	05/15/19	681,312
690	Oracle Corp.	5.750	04/15/18	744,854
2,510	Xerox Corp.	6.350	05/15/18	2,187,264
1,350	Xerox Corp.	8.250	05/15/14	1,371,574

				20,658,704

	Tobacco 1.6%
1,110	Altria Group, Inc.	9.250	08/06/19	1,230,051
1,250	Altria Group, Inc.	9.700	11/10/18	1,424,864
1,400	Altria Group, Inc.	10.200	02/06/39	1,604,257
1,225	BAT International Finance PLC (United Kingdom) (a)	9.500	11/15/18	1,411,852
4,795	Philip Morris International, Inc.	5.650	05/16/18	4,914,976
1,630	Reynolds American, Inc.	6.500	07/15/10	1,658,037

				12,244,037

	Utility 0.5%
4,080	AES Corp	8.000	06/01/20	3,610,800

	Wireless 1.2%
1,330	Rogers Communications, Inc. (Canada)	6.800	08/15/18	1,422,461
2,920	Verizon Wireless Capital LLC (a)	5.550	02/01/14	3,091,083

Van Kampen Corporate Bond Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wireless (continued)
$3,995	Vodafone Group PLC (United Kingdom)	5.625%	02/27/17	$4,129,352

				8,642,896

	Wireless Communications 0.1%
1,120	Sprint Nextel Corp.	6.000	12/01/16	915,600

	Wireline 4.0%
1,985	AT&T, Inc.	6.300	01/15/38	1,870,604
5,700	AT&T, Inc.	6.550	02/15/39	5,584,632
2,180	CenturyTel, Inc.	6.000	04/01/17	1,932,204
2,020	Citizens Communications Co.	7.125	03/15/19	1,792,750
905	Deutsche Telekom International Finance BV (Netherlands)	6.750	08/20/18	966,133
1,735	Deutsche Telekom International Finance BV (Netherlands)	8.750	06/15/30	2,022,594
1,450	Qwest Corp.	6.500	06/01/17	1,294,125
780	Qwest Corp.	6.875	09/15/33	549,900
6,935	Verizon Communications, Inc.	5.500	02/15/18	6,961,977
785	Verizon Communications, Inc.	6.350	04/01/19	826,417
2,190	Verizon Communications, Inc.	6.900	04/15/38	2,234,917
3,260	Verizon Communications, Inc.	8.950	03/01/39	3,998,846

				30,035,099

	Wireline Communications 3.5%
7,760	AT&T Corp.	8.000	11/15/31	8,768,334
2,725	France Telecom SA (France)	8.500	03/01/31	3,503,669
1,980	SBC Communications, Inc.	6.150	09/15/34	1,758,735
2,820	Telecom Italia Capital SA (Luxembourg)	4.950	09/30/14	2,679,959
2,325	Telecom Italia Capital SA (Luxembourg)	6.999	06/04/18	2,273,127

Van Kampen Corporate Bond Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wireline Communications (continued)
$6,100	Telefonica Europe BV (Netherlands)	8.250%	09/15/30	$7,157,679

				26,141,503

	Total Corporate Bonds 95.5%			707,968,179

	Foreign Government Obligations 0.9%
	Sovereigns 0.9%
4,100	Mexico Government International Bond (Mexico)	5.625	01/15/17	4,202,500
1,980	Republic of Korea (Republic of Korea (South Korea))	7.125	04/16/19	2,118,477

	Total Foreign Government Obligations 0.9%			6,320,977

	United States Treasury Obligations 0.5%
3,261	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	3,899,261

	Municipal Bonds 0.1%
	California 0.1%
900	California St Taxable Var Purp 3	5.950	04/01/16	922,644

	Total Long-Term Investments 97.0%
	(Cost $735,056,205)			719,111,061

Short-Term Investments 2.6%
Repurchase Agreements 1.7%
JPMorgan Chase & Co. ($12,402,938 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.18%, dated 05/29/09, to be sold on 06/01/09 at $12,403,124)	12,402,938
State Street Bank & Trust Co. ($599,062 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/29/09, to be sold on 06/01/09 at $599,062)	599,062

Total Repurchase Agreements 1.7%	13,002,000

Van Kampen Corporate Bond Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Description	Value

United States Government Agency Obligations 0.9%
United States Treasury Bill ($6,430,000 par, yielding 0.274%, 11/12/09 maturity) (c)	$6,422,095

Total Short-Term Investments 2.6%
(Cost $19,424,095)	19,424,095

Total Investments 99.6%
(Cost $754,480,300)	738,535,156

Other Assets in Excess of Liabilities 0.4%	2,609,308

Net Assets 100.0%	$741,144,464

Percentages are calculated as a percentage of net assets.

(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)	Floating Rate Coupon

(c)	All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.
Futures contracts outstanding as of May 31, 2009:

		Unrealized
	Number of	Appreciation/
	Contracts	Depreciation
Long Contracts:
U.S. Treasury Notes 2-Year Futures, June 2009 (Current Notional Value of $217,969 per contract)	11	$466
U.S. Treasury Notes 2-Year Futures, September 2009 (Current Notional Value of $216,813 per contract)	475	102,066

Van Kampen Corporate Bond Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

		Unrealized
	Number of	Appreciation/
	Contracts	Depreciation
Long Contracts: (continued)
U.S. Treasury Notes 5-Year Futures, September 2009 (Current Notional Value of $115,469 per contract)	365	$119,246

Total Long Contracts	851	221,778

Short Contracts:
U.S. Treasury Bond 30-Year Futures, September 2009 (Current Notional Value of $117,656 per contract)	195	(97,921)
U.S. Treasury Notes 10-Year Futures, September 2009 (Current Notional Value of $117,000 per contract)	1,143	174,448

Total Short Contracts	1,338	76,527

Total Futures Contracts	2,189	$298,305

Swap agreements outstanding as of May 31, 2009:
Credit Default Swaps

			Pay/					Credit
			Receive		Notional			Rating of
	Reference	Buy/Sell	Fixed	Expiration	Amount	Upfront		Reference
Counterparty	Entity	Protection	Rate	Date	(000)	Payments	Value	Entity*
Bank of America, N.A.	Carnival Corp.	Buy	1.570%	03/20/18	$3,185	$0	$(31,662)	BBB+
Bank of America, N.A.	CenturyTel, Inc.	Buy	0.880	09/20/17	2,050	0	41	BBB-
Bank of America, N.A.	Toll Brothers, Inc.	Buy	2.900	03/20/13	4,050	0	(245,369)	BBB-
Barclays Bank PLC	Whirlpool Corp.	Buy	1.000	06/20/14	1,360	73,330	80,207	BBB-
Goldman Sachs International	Sealed Air Corp.	Buy	1.080	03/20/18	1,375	0	(23,049)	BB+

					12,020	73,330	(219,832)

Goldman Sachs International	CDX. NA.IG.10	Sell	1.550	06/20/13	23,644	134,926	(202,338)	NR
Merril Lynch International	CDX. NA.IG.HVOL.12	Sell	5.000	06/20/14	27,400	1,747,518	2,430,068	NR

					51,044	1,882,444	2,227,730

Total Credit Default Swaps					$63,064	$1,955,774	$2,007,898

NR —	Not Rated

*	Credit rating as issued by Standard and Poor’s.
Inflation Asset Swap

	Reference Entity		Pay		Notional
	United States	Receive	Fixed	Expiration	Amount
Counterparty	Treasury Inflation	Floating Rate Index	Rate	Date	(000)	Value
Barclays Bank PLC	Index Bond**	USD-LIBOR BBA	3.625%	04/15/28	$2,480	$240,825

Total Credit Default & Inflation Asset Swap Agreements						$2,248,723

**	Principal amount of security adjusted for inflation.

Counterparty
Swaps Collateral Received From Counterparty
Barclays Bank PLC	$(290,000)
Merrill Lynch International	(2,100,000)

Total Swap Collateral Received	$(2,390,000)

Total Swap Agreements	$(141,277)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

- Level 1 —	quoted prices in active markets for identical investments

- Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Van Kampen Corporate Bond Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued
The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

	Assets		Liabilities
		Other	Other
	Investments in	Financial	Financial
Valuation Inputs	Securities	Instruments*	Instruments*
Level 1 - Quoted Prices	$-0-	$396,226	$(97,921)
Level 2 - Other Significant Observable Inputs	738,535,156	2,751,141	(502,418)
Level 3 - Significant Unobservable Inputs	-0-	-0-	-0-

Total	$738,535,156	$3,147,367	$(600,339)

* Other financial instruments include futures and swap contracts.
Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange in which they are traded. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
The Fund adopted the provisions of the FASB Staff Position Paper No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No.45 (“FSP FAS 133-1 and FIN 45-4”), effective November 30, 2008. FSP FAS 133-1 and FIN 45-4 requires the seller of credit derivatives to provide additional disclosure about its credit derivatives.
      The Fund may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed-upon amount, to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default swap contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.
      The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.
      The Fund accrues for the periodic fees on credit default swaps on a daily basis with the net amount accrued recorded within unrealized appreciation/ depreciation of swap contracts. Upon cash settlement of the periodic fees, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains or losses on the Statement of Operations. Payments received or made upon entering into a credit default swap contract, if any, are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk.
      The Fund may also enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into interest rate swaps on a net basis, i.e, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each interest rate swap on a daily basis. This net amount is recorded within unrealized appreciation/depreciation on swap contracts. Upon cash settlement of the periodic payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.
      Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is disclosed in the table following the Portfolio of Investments. Cash collateral has been offset against open swap contracts under the provisions of FASB Interpretation No. 39 Offsetting of Amounts Related to Certain Contracts an interpretation of APB Opinion No.10 and FASB Statement No. 105 and are included within “Swap Contracts” on the Statement of Assets and Liabilities. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included within realized loss on swap contracts on the Statement of Operations.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Corporate Bond Fund

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	July 21, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	July 21, 2009

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	July 21, 2009